LOANS AND CAPITAL LEASES (Schedule of Loans and Capital Leases) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Disclosure of loans and capital leases [abstract]
Total loans and capital leases	[1]	$ 1,984	$ 1,776
Less current maturities		614	412
Long term loans and capital leases		$ 1,370	$ 1,364

[1]	The capital lease balance was $274 thousands and $103 thousands, as of December 31, 2017 and 2016, respectively.